Derivative financial instruments (Details - Derivative financial instruments, amortized cost, fair value and maturity) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	R$ 15,824,541	R$ 87,318
Fair value, liabilities	15,063	37,768
Net efect in in notional financial liabilities	6,526,651
Undiscounted derivative financial instrument, liabilities	15,063	37,768
Amortized cost, assets (liabilities)	(10,825)
Fair value, assets (liabilities)	(10,825)
Undiscounted derivative financial instrument, assets (liabilities)	(10,825)	(37,768)
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, assets (liabilities)	2,649
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, assets (liabilities)	(8,417)
1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Undiscounted derivative financial instrument, assets (liabilities)	(5,057)
Financial liabilities member [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, notional amount	6,398,545
Amortized cost, liabilities	(15,063)
Fair value, liabilities	(15,063)	(37,768)
Financial liabilities member [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(295)
Financial liabilities member [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(9,686)
Financial liabilities member [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(5,082)
Financial liabilities member [Member] | From 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Swap derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, notional amount	40,500
Amortized cost, liabilities	(14,665)
Fair value, liabilities	(14,665)	(37,502)
Swap derivatives | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Swap derivatives | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(9,583)
Swap derivatives | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(5,082)
Swap derivatives | From 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Forward derivatives
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, notional amount	20,038
Amortized cost, liabilities	(398)
Fair value, liabilities	(398)	(266)
Forward derivatives | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(295)
Forward derivatives | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	(103)
Forward derivatives | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Forward derivatives | From 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Future derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, notional amount	6,338,007
Amortized cost, liabilities	0
Fair value, liabilities	0	0
Future derivatives [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Future derivatives [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Future derivatives [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Future derivatives [Member] | From 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Fair value, liabilities	0
Financial assets member [Member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	4,238
Financial assets, notional amount	128,106
Fair value, assets	4,238	0
Financial assets member [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	2,944
Financial assets member [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	1,269
Financial assets member [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	25
Financial assets member [Member] | From 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	0
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	4,213
Financial assets, notional amount	6,289
Fair value, assets	4,213	0
Forward contract [member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	2,944
Forward contract [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	1,269
Forward contract [member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	0
Forward contract [member] | From 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	0
Future derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost, assets	25
Financial assets, notional amount	121,817
Fair value, assets	25	R$ 0
Future derivatives [Member] | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	0
Future derivatives [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	0
Future derivatives [Member] | 1 year to 3 years
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	25
Future derivatives [Member] | From 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Fair value, assets	R$ 0